Consolidating Financial Statements Statement of Operations (Details) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 30, 2012	Sep. 30, 2012	Jul. 01, 2012	Apr. 01, 2012	Jan. 01, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Operating Expenses									$ 1,037,438,000	$ 809,622,000	$ 900,215,000
Operating Income (Loss)									352,874,000	306,056,000	228,652,000
Interest Expense									369,519,000	191,998,000	208,492,000
Other Nonoperating Income (Expense)									3,506,000	878,000	2,491,000
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest									(20,151,000)	113,180,000	17,669,000
General and Administrative Expense									284,673,000	214,522,000	240,923,000
Research and Development Expense									43,334,000	33,087,000	32,901,000
Business Combination, Integration Related Costs									48,445,000	31,066,000	36,603,000
Income Tax Expense (Benefit)									27,359,000	60,385,000	92,295,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									(47,510,000)	52,795,000	(74,626,000)
Sales Revenue, Goods, Net	1,137,732,000	1,089,825,000	987,756,000	870,268,000	832,576,000	824,803,000	746,285,000	848,771,000	4,085,581,000	3,252,435,000	3,186,916,000
Cost of Goods Sold									2,685,285,000	2,126,922,000	2,050,208,000
Restructuring Charges									34,012,000	19,591,000	28,644,000
Goodwill and Intangible Asset Impairment									0	0	32,450,000
Gross Profit	396,493,000	382,759,000	322,904,000	288,156,000	279,925,000	291,696,000	260,031,000	284,026,000	1,390,312,000	1,115,678,000	1,128,867,000
Selling Expense									636,958,000	521,191,000	536,535,000
Net Income (Loss) Attributable to Noncontrolling Interest									(140,000)	0	0
Net Income (Loss) Attributable to Parent	(36,657,000)	36,761,000	(40,523,000)	(7,091,000)	9,225,000	58,851,000	(28,451,000)	13,170,000	(47,370,000)	52,795,000	(74,626,000)
Parent [Member]
Operating Expenses									204,725,000	163,006,000	167,493,000
Operating Income (Loss)									(29,928,000)	18,388,000	26,794,000
Interest Expense									346,600,000	172,772,000	185,387,000
Other Nonoperating Income (Expense)									(248,627,000)	(181,428,000)	(152,721,000)
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest									(127,901,000)	27,044,000	(5,872,000)
General and Administrative Expense									74,092,000	53,723,000	62,809,000
Research and Development Expense									17,712,000	18,943,000	18,401,000
Business Combination, Integration Related Costs									35,291,000	12,676,000	7,935,000
Income Tax Expense (Benefit)									(80,391,000)	(25,751,000)	(14,582,000)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									(47,510,000)	52,795,000	8,710,000
Sales Revenue, Goods, Net									638,651,000	668,127,000	536,670,000
Cost of Goods Sold									463,854,000	486,733,000	342,256,000
Gross Profit									174,797,000	181,394,000	194,287,000
Selling Expense									73,366,000	75,870,000	72,375,000
Net Income (Loss) Attributable to Noncontrolling Interest									(140,000)
Net Income (Loss) Attributable to Parent									(47,370,000)
Guarantor Subsidiaries [Member]
Operating Expenses									254,746,000	262,357,000	321,597,000
Operating Income (Loss)									121,108,000	96,468,000	43,795,000
Interest Expense									2,919,000	6,302,000	2,072,000
Other Nonoperating Income (Expense)									(180,790,000)	(121,935,000)	(81,621,000)
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest									298,979,000	212,101,000	123,344,000
General and Administrative Expense									85,131,000	80,051,000	80,227,000
Research and Development Expense									10,139,000	10,345,000	10,917,000
Business Combination, Integration Related Costs									4,666,000	13,109,000	17,878,000
Income Tax Expense (Benefit)									47,000,000	39,758,000	46,351,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									251,979,000	172,343,000	76,993,000
Sales Revenue, Goods, Net									1,178,218,000	1,214,406,000	1,301,887,000
Cost of Goods Sold									799,935,000	850,869,000	929,409,000
Gross Profit									375,854,000	358,825,000	365,392,000
Selling Expense									143,796,000	153,352,000	172,746,000
Net Income (Loss) Attributable to Noncontrolling Interest									(140,000)
Net Income (Loss) Attributable to Parent									252,119,000
Non-Guarantor Subsidiaries [Member]
Operating Expenses									578,878,000	385,215,000	411,515,000
Operating Income (Loss)									262,418,000	190,346,000	159,633,000
Interest Expense									19,990,000	12,923,000	21,017,000
Other Nonoperating Income (Expense)									7,804,000	468,000	(689,000)
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest									234,624,000	176,955,000	139,305,000
General and Administrative Expense									125,453,000	80,739,000	97,687,000
Research and Development Expense									15,483,000	3,799,000	3,583,000
Business Combination, Integration Related Costs									8,488,000	5,281,000	10,790,000
Income Tax Expense (Benefit)									60,893,000	46,068,000	61,081,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									173,731,000	130,887,000	78,224,000
Sales Revenue, Goods, Net									3,123,312,000	1,884,685,000	1,486,744,000
Cost of Goods Sold									2,274,461,000	1,304,001,000	914,939,000
Gross Profit									841,296,000	575,561,000	571,148,000
Selling Expense									420,704,000	292,934,000	292,004,000
Net Income (Loss) Attributable to Noncontrolling Interest									(140,000)
Net Income (Loss) Attributable to Parent									173,871,000
Consolidation, Eliminations [Member]
Operating Expenses									(911,000)	(956,000)	(390,000)
Operating Income (Loss)									(724,000)	854,000	(1,570,000)
Interest Expense									10,000	1,000	16,000
Other Nonoperating Income (Expense)									425,119,000	303,773,000	237,522,000
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest									(425,853,000)	(302,920,000)	(239,108,000)
General and Administrative Expense									(3,000)	9,000	200,000
Research and Development Expense									0	0	0
Business Combination, Integration Related Costs									0	0	0
Income Tax Expense (Benefit)									(143,000)	310,000	(555,000)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									(425,710,000)	(303,230,000)	(238,553,000)
Sales Revenue, Goods, Net									(854,600,000)	(514,783,000)	(138,385,000)
Cost of Goods Sold									(852,965,000)	(514,681,000)	(136,396,000)
Restructuring Charges									24,028,000	9,756,000	20,803,000
Gross Profit									(1,635,000)	(102,000)	(1,960,000)
Selling Expense									(908,000)	(965,000)	(590,000)
Net Income (Loss) Attributable to Noncontrolling Interest									280,000
Net Income (Loss) Attributable to Parent									(425,990,000)
Cost of Sales [Member]
Restructuring Charges									9,984,000	9,835,000	7,841,000
Cost of Sales [Member] | Parent [Member]
Restructuring Charges									0	0	127,000
Cost of Sales [Member] | Guarantor Subsidiaries [Member]
Restructuring Charges									2,429,000	4,712,000	7,086,000
Cost of Sales [Member] | Non-Guarantor Subsidiaries [Member]
Restructuring Charges									7,555,000	5,123,000	657,000
Cost of Sales [Member] | Consolidation, Eliminations [Member]
Restructuring Charges									0	0	(29,000)
Operating Expense [Member]
Restructuring Charges									24,028,000	9,756,000	20,803,000
Operating Expense [Member] | Parent [Member]
Restructuring Charges									4,264,000	1,794,000	5,973,000
Goodwill and Intangible Asset Impairment											0
Operating Expense [Member] | Guarantor Subsidiaries [Member]
Restructuring Charges									11,014,000	5,500,000	11,679,000
Goodwill and Intangible Asset Impairment											28,150,000
Operating Expense [Member] | Non-Guarantor Subsidiaries [Member]
Restructuring Charges									8,750,000	2,462,000	3,151,000
Goodwill and Intangible Asset Impairment											4,300,000
Operating Expense [Member] | Consolidation, Eliminations [Member]
Restructuring Charges									0	0	0
Goodwill and Intangible Asset Impairment											$ 0